EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE [Abstract]
Schedule of basic and diluted earnings per share
	For the Six Months Ended June 30,
	2014	2015
Net loss attributed to holder of ordinary shares	$(13,830)	$(20,328)
Net loss adjusted for dilutive securities	(13,830)	(20,328)
Weighted-average number of common shares outstanding-basic and diluted	203,370,722	204,275,041
Basic loss per share	$(0.07)	$(0.10)
Diluted loss per share	$(0.07)	$(0.10)